UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-04917
Morgan Stanley Federal Securities Trust
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2005

Date of reporting period:	January 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Federal Securities Trust

Portfolio of Investments January 31, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE

	Mortgage-Backed Securities (87.9%)
	Federal Home Loan Mortgage Corp. (11.4%)
$5,000	*	5.00%	$5,078,125
18,100	*	5.50	18,659,969
4,700	*	6.00	4,857,156
3,130	04/01/20 - 05/01/32	7.50	3,362,616
3,174	10/01/10 - 02/01/20	9.50	3,553,369
793	06/01/16 - 10/01/19	10.00	878,411
102	02/01/16 - 12/01/17	10.50	113,222
			36,502,868

	Federal Home Loan Mortgage Corp. PC Gold (3.9%)
1,016	12/01/28 - 09/01/33	6.50	1,064,827
8,396	01/01/30 - 08/01/32	7.50	9,016,621
2,162	02/01/23 - 07/01/31	8.00	2,340,036
			12,421,484

	Federal National Mortgage Assoc. (67.5%)
28,500	*	4.50	28,280,188
28,300	*	5.00	28,751,031
57,550	*	5.50	58,611,078
32,100	*	6.00	33,153,281
25,744	01/01/27 - 09/01/34	6.50	26,962,664
28,770	07/01/23 - 03/01/33	7.00	30,466,325
6,987	09/01/29 - 06/01/32	7.50	7,489,924
2,140	05/01/24 - 02/01/32	8.00	2,326,605
261	01/01/22 - 04/01/25	8.50	287,772
146	09/01/16 - 05/01/20	9.50	165,232
59	03/01/16 - 02/01/18	9.75	64,889
			216,558,989

	Government National Mortgage Assoc. (4.9%)
10,200	*	5.50	10,464,563
1,611	08/15/25 - 05/15/29	6.50	1,698,760
15	06/15/29 - 08/15/29	7.50	16,004
1,037	10/15/19 - 10/15/24	8.50	1,135,576
2,206	11/15/17 - 06/15/20	9.50	2,487,786
71	05/15/16 - 11/15/20	10.00	78,936
			15,881,625

	Government National Mortgage Assoc. II (0.2%)
739	05/20/30	8.00	799,178

	Total Mortgage-Backed Securities
	(Cost $ 280,103,932)		282,164,144

	U.S. Government Obligations (11.4%)
8,800	U.S. Treasury Note 02/15/13	3.88	8,712,352
26,000	U.S. Treasury Bond 02/15/06	9.38	27,698,138
	Total U.S. Government Obligations
	(Cost $ 36,682,817)		36,410,490

	Collateralized Mortgage Obligations (1.7%)
	Federal Home Loan Mortgage Corp.
2,184	01/15/33	2.93	2,197,471
2,200	01/15/35	2.69	2,198,625
			4,396,096
	Federal National Mortgage Assoc.
1,130	01/25/34	2.83	1,133,197

	Total Collateralized Mortgage Obligations
	(Cost $ 5,526,191)		5,529,293

	Short-Term Investments (56.4%)
	U.S. Government Agencies & Obligations (a) (38.0%)
15,000	Federal Home Loan Bank 02/04/05	2.20	14,997,250
5,204	Freddie Mac 02/01/05	2.21	5,204,000
32,500	Federal National Mortgage Assoc. 02/02/05-02/10/05	2.20-2.30	32,489,534
150	U.S. Treasury Bill 07/14/05†	2.58	148,244
13,600	U.S. Treasury Bond 8/15/2005	10.75	14,177,470
35,000	U.S. Treasury Note 05/15/05 - 08/15/05	6.50	35,545,928
19,000	U.S. Treasury Note 05/15/05	6.75	19,227,126
	Total U.S. Government Agencies & Obligations
	(Cost $ 122,335,780)		121,789,552

	Repurchase Agreement (18.4%)
59,151	Joint repurchase agreement account due 02/01/05
	(dated 01/31/05 proceeds $59,155,083) (b)
	(Cost $ 59,151,000)	2.48	59,151,000

	Total Short-Term Investments
	(Cost $ 181,486,780)		180,940,552

	Total Investments
	(Cost $ 503,799,720) (c) (d)	157.4%	505,044,479

	Liabilities in Excess of Other Assets	(57.4)	(184,121,973)

	Net Assets	100.0%	$320,922,506

PC	Participation Certificate.
†	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $ 142,500.
*	Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $ 249,832,844 in connection with securities purchased on a forward commitment basis and open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $ 2,131,903 and the aggregate gross unrealized depreciation is $ 887,144, resulting in net unrealized appreciation of $ 1,244,759.

Futures Contracts Open at January 31, 2005:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION/DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)

103	Long	U.S. Treasury Bonds 20 Year March 2005	$11,828,906	$367,101

132	Short	U.S. Treasury Notes 2 Year March 2005	(27,596,250)	103,497

120	Short	U.S. Treasury Notes 5 Year March 2005	(13,110,000)	35,841

91	Short	U.S. Treasury Notes 10 Year March 2005	(10,216,172)	(42,033)

	Net unrealized appreciation			464,406

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Federal Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005